CARTER LEDYARD & MILBURN LLP
                               COUNSELLORS AT LAW
                                  2 WALL STREET
                            NEW YORK, N.Y. 10005-2072
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                               TEL: (212) 238-8605
                               FAX: (212) 732-3232

                                December 23, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

                  Re:  LanOptics Ltd.
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Ladies and Gentlemen:

         On behalf of LanOptics Ltd., a company incorporated under the laws of the State of Israel (the "Company"), we are filing herewith a Registration Statement on Form F-3 relating to a proposed offering by certain selling shareholders of the Company, pursuant to Rule 415 under the Securities Act of 1933, of up to 1,846,800 ordinary shares of the Company. The required registration fee for this filing, in the amount of $2,543.52, has been deposited in the Company's account at Mellon Bank.

         Pursuant to Rule 461(a) under the Securities Act of 1933, we hereby advise you that the Company intends to make an oral request for the acceleration of the effective date of the enclosed Registration Statement. Management of the Company and the Selling Shareholders are aware of their responsibilities under the Securities Act of 1933 as they relate to the proposed public offering of the securities covered by the Registration Statement filed herewith.

         If there are any questions with respect to this filing, please call the undersigned at the number above given.

                                                     Very truly yours,

                                                     /s/ Steven J. Glusband
                                                     Steven J. Glusband

cc: Dror Israel.